Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Summary of Carrying Value of Goodwill

As at December 31,	2017	2016

Carrying Value, Beginning of Year	242	242
Goodwill Recognized on Acquisition (Note 5)	2,030	-
Carrying Value, End of Year	2,272	242

Summary of Carrying Amount of Goodwill Allocated to Company's Exploration and Production CGUs

The carrying amount of goodwill allocated to the Company’s exploration and production CGUs is:

As at December 31,	2017	2016

Primrose (Foster Creek) (1)	1,171	242
Christina Lake (1)	1,101	-
	2,272	242
(1)	Goodwill recognized on the Acquisition reflects measurement period adjustments.